Investment in joint ventures and associates - Reconciliations from the net assets of associates based on the ownership ratio to corresponding book value of investment in joint ventures and associates (Details)
$ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2024 KRW (₩)		Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 KRW (₩)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 35,895,269		₩ 33,397,490		₩ 31,627,342		$ 24,286,381	$ 22,596,408	₩ 28,805,103
Book value		1,748,810		1,795,370		1,305,636		$ 1,183,227		1,335,167
W Service Networks Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 4,146		₩ 4,391		₩ 4,227
Ownership		4.90%		4.90%		4.90%
Ownership portion of net assets		₩ 204		₩ 216		₩ 209
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		(1)
Book value		204		216		208				183
Korea Credit Bureau Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 88,314		₩ 62,408		₩ 55,100
Ownership		9.90%		9.90%		9.90%
Ownership portion of net assets		₩ 8,755		₩ 6,186		₩ 5,462
Basis difference		246		247		246
Impairment		0		0		0
Intercompany transaction		0		0		1
Book value		9,001		6,433		5,709				9,423
Korea Finance Security Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 24,105		₩ 21,898		₩ 15,828
Ownership		15.00%		15.00%		15.00%
Ownership portion of net assets		₩ 3,616		₩ 3,285		₩ 2,374
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		3,616		3,285		2,374				3,101
Woori Growth Partnerships New Technology Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 47,185
Ownership						23.10%
Ownership portion of net assets						₩ 10,889
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						10,889				12,448
2016KIF-IMM Woori Bank Technology Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 47,370
Ownership						20.00%
Ownership portion of net assets						₩ 9,474
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						9,474				12,630
K BANK Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 2,018,704	[1]	₩ 1,893,785		₩ 1,796,269	[1]
Ownership		12.00%	[1]	12.60%		12.60%	[1]
Ownership portion of net assets		₩ 241,429	[1]	₩ 238,158		₩ 225,894	[1]
Basis difference		20,821	[1]	21,894		21,894	[1]
Impairment		0	[1]	0		0	[1]
Intercompany transaction		0	[1]	0		1	[1]
Book value		262,250	[1]	260,052		247,789	[1]			239,493
Woori Bank-Company K Korea Movie Asset Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 957
Ownership						25.00%
Ownership portion of net assets						₩ 239
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						239				345
Partner One Value Up Ist Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 9,128		₩ 13,889		₩ 18,395
Ownership		23.30%		23.30%		23.30%
Ownership portion of net assets		₩ 2,123		₩ 3,230		₩ 4,278
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		2,123		3,230		4,278				6,576
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 11,309		₩ 41,228		₩ 51,419
Ownership		20.00%		20.00%		20.00%
Ownership portion of net assets		₩ 2,263		₩ 8,247		₩ 10,284
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		1
Book value		2,263		8,247		10,285				11,153
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 15,645		₩ 15,654		₩ 15,716
Ownership		25.00%		25.00%		25.00%
Ownership portion of net assets		₩ 3,911		₩ 3,914		₩ 3,929
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		621		523		426
Book value		4,532		4,437		4,355				4,254
LOTTE CARD Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	[1]	₩ 2,877,907		₩ 2,936,964		₩ 2,570,656
Ownership	[1]	20.00%		20.00%		20.00%
Ownership portion of net assets	[1]	₩ 575,580		₩ 587,392		₩ 514,131
Basis difference	[1]	0		0		0
Impairment	[1]	0		0		0
Intercompany transaction	[1]	0		0		0
Book value		575,580	[1]	587,392	[1]	514,131	[1]			458,295
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 10,542		₩ 10,245
Ownership				100.00%		100.00%
Ownership portion of net assets				₩ 10,540		₩ 10,244
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		(1)
Book value				10,540		10,243				10,070
Union Technology Finance Investment Association
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 39,628		₩ 41,310		₩ 48,692
Ownership		29.70%		29.70%		29.70%
Ownership portion of net assets		₩ 11,770		₩ 12,270		₩ 14,463
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		(1)
Book value		₩ 11,770		12,270		14,462				12,388
Dicustody Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 92		₩ 95
Ownership		0.00%		1.00%		1.00%
Ownership portion of net assets				₩ 1		₩ 1
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				1		1				1
Orient Shipyard Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ (16,601)		₩ (16,517)		₩ (16,393)
Ownership		22.70%		22.70%		22.70%
Ownership portion of net assets		₩ (3,773)		₩ (3,754)		₩ (3,721)
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		3,773		3,754		3,721
Book value		₩ 0		0		0
Joongang Network Solution Co.,Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ (1,651)
Ownership		0.00%		25.30%
Ownership portion of net assets				₩ (419)
Basis difference				0
Impairment				0
Intercompany transaction				507
Book value				88
Win Mortgage Co.,LTd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 2,980		₩ 2,321
Ownership		4.50%		4.50%
Ownership portion of net assets		₩ 135		₩ 105
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		135		105
BTS 2nd Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 38,999		₩ 24,193		₩ 14,405
Ownership		20.00%		20.00%		20.00%
Ownership portion of net assets		₩ 7,799		₩ 4,838		₩ 2,881
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		7,799		4,838		2,881
STASSETS FUND III
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 39,497		₩ 29,702		₩ 4,347
Ownership		28.30%		28.30%		28.30%
Ownership portion of net assets		₩ 11,178		₩ 8,406		₩ 1,230
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		11,178		8,406		1,230
SF CREDIT PARTNERS, LLC
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 154,711		₩ 123,161
Ownership		10.00%		10.00%
Ownership portion of net assets		₩ 15,470		₩ 12,316
Basis difference		0		0
Impairment		0		0
Intercompany transaction		530		529
Book value		₩ 16,000		12,845
Rea Company
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ (1,488)
Ownership		26.10%		24.50%
Ownership portion of net assets				₩ (365)
Basis difference				0
Impairment				0
Intercompany transaction				365
Book value				0
ARAM CMC Co.,Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 88		₩ 184
Ownership		20.10%		20.00%
Ownership portion of net assets		₩ 18		₩ 37
Basis difference		0		0
Impairment		0		0
Intercompany transaction		(18)		(37)
Book value		0		0
Japanese Hotel Real Estate Private Equity Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 14,122		₩ 13,529		₩ 14,374
Ownership		19.90%		19.90%		19.90%
Ownership portion of net assets		₩ 2,810		₩ 2,688		₩ 2,855
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		(5)		0		0
Book value		2,805		2,688		2,855				3,196
Woori Seoul Beltway Private Special Asset Fund No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 64,305		₩ 50,360		₩ 39,495
Ownership		25.00%		25.00%		25.00%
Ownership portion of net assets		₩ 16,076		₩ 12,590		₩ 9,874
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		₩ 16,076		12,590		9,874
Woori General Private Securities Investment Trust(Bond) No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 206,746
Ownership		0.00%		25.00%
Ownership portion of net assets				₩ 51,686
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				51,686
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 701,914		₩ 401,335
Ownership		0.00%		15.00%		27.90%
Ownership portion of net assets				₩ 105,564		₩ 112,025
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				105,564		112,025				151,822
Woori Safe Plus General Type Private Investment Trust S-8(Bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 113,407		₩ 111,273
Ownership		0.00%		9.10%		9.20%
Ownership portion of net assets				₩ 10,330		₩ 10,182
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				10,330		10,182
Woori General Private Securities Investment Trust(Bond) No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 113,040
Ownership		0.00%		27.30%
Ownership portion of net assets				₩ 30,829
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				30,829
Woori Smart General Private Equity Investment Trust 1(bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 146,240		₩ 143,973
Ownership		28.60%		28.60%
Ownership portion of net assets		₩ 41,825		₩ 41,135
Basis difference		0		0
Impairment		0		0
Intercompany transaction		(42)		0
Book value		₩ 41,783		41,135
Woori General Private Securities Investment Trust(Bond) No.3
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 184,330
Ownership		0.00%		27.80%
Ownership portion of net assets				₩ 51,205
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				51,205
Woori Asset Global Partnership Fund No.5
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 95,294		₩ 38,256
Ownership		57.70%		57.70%
Ownership portion of net assets		₩ 54,985		₩ 22,071
Basis difference		0		0
Impairment		0		0
Intercompany transaction		(8)		0
Book value		54,977		22,071
WOORI TAERIM 1st Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 3,862		₩ 3,862		₩ 3,862
Ownership		25.60%		25.60%		25.60%
Ownership portion of net assets		₩ 988		₩ 988		₩ 988
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		988		988		988				991
Portone-Cape Fund No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 800		₩ 2,224		₩ 2,318
Ownership		20.00%		20.00%		20.00%
Ownership portion of net assets		₩ 160		₩ 445		₩ 464
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		160		445		464				489
KIWOOM WOORI Financial 1st Investment Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 10,486
Ownership						9.10%
Ownership portion of net assets						₩ 953
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						953				973
DeepDive WOORI 2022-1 Financial Investment Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 10,381		₩ 7,375
Ownership				11.90%		11.90%
Ownership portion of net assets				₩ 1,236		₩ 878
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				1,236		878
Darwin Green Packaging Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 19,128		₩ 19,390		₩ 19,332
Ownership		20.40%		20.40%		20.40%
Ownership portion of net assets		₩ 3,904		₩ 3,957		₩ 3,945
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		3,904		3,957		3,945				3,957
DS Power Semicon Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 14,186
Ownership						21.00%
Ownership portion of net assets						₩ 2,976
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						2,976
Koreawide partners 2nd Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 72,132		₩ 72,133		₩ 75,001
Ownership		26.70%		26.70%		26.70%
Ownership portion of net assets		₩ 19,235		₩ 19,235		₩ 20,000
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		19,235		19,235		20,000
Woori FirstValue Private Real Estate Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 4,724		₩ 4,667		₩ 4,648
Ownership		12.00%		12.00%		12.00%
Ownership portion of net assets		₩ 567		₩ 560		₩ 558
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		₩ 567		560		558
Woori G Real Infrastructure Blind General Type Private Placement Investment Trust
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 114,817		₩ 73,008
Ownership		0.00%		0.10%		0.10%
Ownership portion of net assets				₩ 55		₩ 102
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				55		102				100
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 16,625		₩ 4,655
Ownership				14.10%		23.10%
Ownership portion of net assets				₩ 2,543		₩ 1,074
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				₩ 2,543		1,074
Woori Together TDF 2025
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 14,470				₩ 8,497
Ownership		24.70%		0.00%		23.60%
Ownership portion of net assets		₩ 3,577				₩ 1,990
Basis difference		0				0
Impairment		0				0
Intercompany transaction		0				0
Book value		3,577				1,990
Woori Together TDF 2030
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 16,808		₩ 11,894		₩ 8,615
Ownership		22.20%		28.00%		23.80%
Ownership portion of net assets		₩ 3,724		₩ 3,324		₩ 2,033
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		₩ 3,724		3,324		2,033
Woori Together OCIO Target Return Feeder fund (Balance Bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 50,837
Ownership		0.00%		20.40%
Ownership portion of net assets				₩ 10,376
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				10,376
Woori Star50 Feeder Fund(H)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ 709
Ownership						17.90%
Ownership portion of net assets						₩ 126
Basis difference						0
Impairment						0
Intercompany transaction						0
Book value						126
Aarden Woori Apparel 1st Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 19,994		₩ 28,129		₩ 20,661
Ownership		0.50%		0.50%		0.50%
Ownership portion of net assets		₩ 95		₩ 133		₩ 97
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		95		133		97				99
Woori Dyno 1st Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 14,532		₩ 12,025		₩ 10,169
Ownership		19.60%		19.60%		19.60%
Ownership portion of net assets		₩ 2,849		₩ 2,358		₩ 1,994
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		2,849		2,358		1,994
Australia Green Energy 1st PEF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 132,854		₩ 121,430		₩ 122,620
Ownership		4.00%		4.00%		4.00%
Ownership portion of net assets		₩ 5,264		₩ 4,811		₩ 4,858
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		5,264		4,811		4,858
Godo Kaisha Oceanos 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 15,368		₩ 16,687		₩ 18,383
Ownership		47.80%		47.80%		47.80%
Ownership portion of net assets		₩ 7,347		₩ 7,978		₩ 8,788
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		₩ 7,347		7,978		8,788				9,905
Woori Zip 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 12,746		₩ 13,963
Ownership		0.00%		62.40%		64.00%
Ownership portion of net assets				₩ 7,629		₩ 8,690
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				7,629		8,690				10,496
Woori Zip 2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 17,630		₩ 19,461
Ownership		0.00%		62.80%		64.00%
Ownership portion of net assets				₩ 10,695		₩ 12,180
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				10,695		12,180				14,732
Force TEC
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset						₩ (14,315)
Ownership						24.50%
Ownership portion of net assets						₩ (3,513)
Basis difference						0
Impairment						0
Intercompany transaction						3,513
Book value						0
KUM HWA Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ (163)		₩ (163)		₩ (155)
Ownership		20.10%		20.10%		20.10%
Ownership portion of net assets		₩ (33)		₩ (33)		₩ (31)
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		33		33		31
Book value		0		0		0
Jinmyung Plus Co.,Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 40		₩ 65		₩ 47
Ownership		21.30%		21.30%		21.30%
Ownership portion of net assets		₩ 9		₩ 14		₩ 10
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		9		14		10
JC Assurance No.2 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 120,550		₩ 121,588		₩ 122,012
Ownership		23.40%		23.50%		23.50%
Ownership portion of net assets		₩ 28,246		₩ 28,610		₩ 17,728
Basis difference		0		0		0
Impairment		(28,246)		(28,610)		(17,728)
Intercompany transaction		0		0		0
Book value		0		₩ 0		0				17,728
NH Woori Dino Co-Investment NO.2 Private Equity Fund [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 39,366
Ownership		5.10%		0.00%
Ownership portion of net assets		₩ 1,996
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		1,996
Woori Together TDF 2035 [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 15,296
Ownership		22.50%		0.00%
Ownership portion of net assets		₩ 3,448
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		3,448
Woori USD Treasury Target Return Bond FoF [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 921
Ownership		23.90%		0.00%
Ownership portion of net assets		₩ 220
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		220
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 10,848
Ownership		100.00%		100.00%
Ownership portion of net assets		₩ 10,847
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		10,847		₩ 10,540
MARKETFARM CO., LTD. [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 52
Ownership		23.70%		0.00%
Ownership portion of net assets		₩ 12
Basis difference		0
Impairment		0
Intercompany transaction		(12)
Book value		0
KCLAVIS NPL Investment Trust NO 1-2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 42,977
Ownership		35.90%		0.00%
Ownership portion of net assets		₩ 15,422
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		15,422
NH Woori New deal Co-Investment No.1 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 29,128
Ownership		19.50%		0.00%
Ownership portion of net assets		₩ 5,680
Basis difference		0
Impairment		0
Intercompany transaction		(476)
Book value		5,204
Woori Big Satisfaction Corporation MMF No. 3 [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 1,860,839
Ownership		2.30%
Ownership portion of net assets		₩ 42,038
Basis difference		0
Impairment		0
Intercompany transaction		(54)
Book value		41,984
Woori Future Energy Private Special Asset Investment Trust(General) No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 0
Ownership		16.00%		0.00%
Ownership portion of net assets		₩ 0
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		0
Woori Smart General Private Equity Investment Trust No.1(bond) [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 142,484
Ownership		28.40%		0.00%
Ownership portion of net assets		₩ 40,477
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		40,477
Woori General Private Securities Investment Trust No. 7 (Bond) [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 143,907
Ownership		28.60%
Ownership portion of net assets		₩ 41,116
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		41,116
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 171,980
Ownership		2.30%
Ownership portion of net assets		₩ 4,019
Basis difference		0
Impairment		0
Intercompany transaction		(8)
Book value		4,011
Woori General Private Securities Investment Trust No. 6 [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 147,315
Ownership		28.60%
Ownership portion of net assets		₩ 42,090
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		42,090
Woori Big Satisfaction General Private Securities Investment Trust No. 3 [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 115,424
Ownership		9.10%
Ownership portion of net assets		₩ 10,493
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		10,493
Woori General Private Securities Investment Trust No. 5 [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 210,083
Ownership		28.60%
Ownership portion of net assets		₩ 60,024
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		60,024
Woori Real Estate Investment No. 1 Limited Liability Company
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 170,787
Ownership		19.90%
Ownership portion of net assets		₩ 33,919
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		33,919
WOORI 2022 Scaleup Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 88,930
Ownership		20.00%		20.00%
Ownership portion of net assets		₩ 17,809
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value		17,809		₩ 13,578
Dream Company Growth no.1 PEF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 28,111		₩ 28,301
Ownership				27.80%		27.80%
Ownership portion of net assets				₩ 7,809		₩ 7,861
Basis difference				0		0
Impairment				0		0
Intercompany transaction				0		0
Book value				7,809		7,861				7,914
HMS-Oriens 1st Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 65,220		₩ 61,497		₩ 58,089
Ownership		22.80%		22.80%		22.80%
Ownership portion of net assets		₩ 14,880		₩ 14,030		₩ 13,252
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		14,880		14,030		13,252				12,007
Woori G Senior Loan General Type Private Investment Trust No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 80,914				₩ 378,122
Ownership		21.70%				21.70%
Ownership portion of net assets		₩ 17,517				₩ 81,861
Basis difference		0				0
Impairment		0				0
Intercompany transaction		0				0
Book value		17,517				81,861
Genesis Eco No.1 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 37,421		₩ 37,750		₩ 38,695
Ownership		29.00%		29.00%		29.00%
Ownership portion of net assets		₩ 10,847		₩ 10,942		₩ 11,216
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		10,847		10,942		11,216				11,120
Paratus Woori Material Component Equipment joint venture company
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 55,905		₩ 56,788		₩ 57,694
Ownership		29.90%		29.90%		29.90%
Ownership portion of net assets		₩ 16,714		₩ 16,979		₩ 17,250
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		16,714		16,979		17,250				17,493
Midas No. 8 Private Equity Joint Venture Company
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 63,915		₩ 64,821		₩ 65,694
Ownership		28.50%		28.50%		28.50%
Ownership portion of net assets		₩ 18,207		₩ 18,465		₩ 18,713
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		18,207		18,465		18,713				18,968
Orchestra Private Equity Fund IV
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 34,113		₩ 33,919		₩ 34,427
Ownership		28.20%		28.20%		28.20%
Ownership portion of net assets		₩ 9,610		₩ 9,555		₩ 9,698
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		9,610		9,555		9,698
Synaptic Green No.1 PEF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 35,618		₩ 36,150		₩ 37,017
Ownership		21.10%		21.10%		21.10%
Ownership portion of net assets		₩ 7,499		₩ 7,611		₩ 7,793
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		7,499		7,611		7,793
IGEN2022No. 1 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 32,089		₩ 32,131		₩ 32,240
Ownership		24.80%		24.80%		24.80%
Ownership portion of net assets		₩ 7,972		₩ 7,983		₩ 8,010
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		7,972		7,983		8,010
PCC-Woori LP Secondary Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 22,263		₩ 27,105		₩ 33,423
Ownership		38.90%		38.90%		38.80%
Ownership portion of net assets		₩ 8,648		₩ 10,530		₩ 12,984
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		0		0		0
Book value		8,648		10,530		12,984				12,350
KTB-KORUS FUND
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 4,772		₩ 8,956
Ownership		37.50%		37.50%
Ownership portion of net assets		₩ 1,789		₩ 3,359
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		₩ 1,789		3,359
KTB China Platform Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 85,895
Ownership		0.00%		18.70%
Ownership portion of net assets				₩ 16,059
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				16,059
KTBN Venture Fund No.7
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 79,871
Ownership		0.00%		20.10%
Ownership portion of net assets				₩ 16,044
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				16,044
KTBN Venture Fund No.8
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 7,032		₩ 11,551
Ownership		21.70%		21.70%
Ownership portion of net assets		₩ 1,529		₩ 2,511
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		1,529		2,511
KTBN Digital Contents Korea Fund No.9
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 16,687		₩ 18,658
Ownership		30.00%		30.00%
Ownership portion of net assets		₩ 5,006		₩ 5,597
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		5,006		5,597
KTBN Media Contents Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 1,029		₩ 1,887
Ownership		15.00%		15.00%
Ownership portion of net assets		₩ 154		₩ 283
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		154		283
KTB China Synergy Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 125,819		₩ 135,487
Ownership		15.10%		15.10%
Ownership portion of net assets		₩ 18,949		₩ 20,405
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		18,949		20,405
NAVER-KTB Audio Contents Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 24,795		₩ 28,767
Ownership		1.00%		1.00%
Ownership portion of net assets		₩ 248		₩ 288
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		248		288
KTBN Venture Fund No.13
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 79,862		₩ 72,206
Ownership		19.60%		19.60%
Ownership portion of net assets		₩ 15,659		₩ 14,158
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		15,659		14,158
KTBN Future Contents Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 31,448		₩ 34,210
Ownership		13.30%		13.30%
Ownership portion of net assets		₩ 4,193		₩ 4,561
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		4,193		4,561
KTBN Venture Fund No.16
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 154,565		₩ 180,975
Ownership		10.30%		10.30%
Ownership portion of net assets		₩ 15,853		₩ 18,561
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		15,853		18,561
KTBN Venture Fund No.18
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 251,478		₩ 265,911
Ownership		10.10%		10.10%
Ownership portion of net assets		₩ 25,506		₩ 26,970
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		25,506		26,970
KB-KTB Technology Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 51,424		₩ 41,800
Ownership		18.20%		18.20%
Ownership portion of net assets		₩ 9,350		₩ 7,600
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		9,350		7,600
WOORI 2023 Scaleup Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 67,800
Ownership				20.00%
Ownership portion of net assets				₩ 13,578
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				13,578
WOORI 2023 Start-up Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 42,415		₩ 8,081
Ownership		30.10%		30.10%
Ownership portion of net assets		₩ 12,773		₩ 2,433
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		₩ 12,773		2,433
KTB-NHN China Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 9
Ownership		0.00%		33.30%
Ownership portion of net assets				₩ 3
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				3
KTBN GI Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 92		₩ 12,346
Ownership		5.00%		5.00%
Ownership portion of net assets		₩ 5		₩ 617
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		5		617
Chirochem
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 366		₩ 357
Ownership		28.60%		28.60%
Ownership portion of net assets		₩ 104		₩ 102
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		104		102
KG Fashion Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ (649)		₩ (463)
Ownership		20.80%		20.80%
Ownership portion of net assets		₩ (135)		₩ (96)
Basis difference		0		0
Impairment		0		0
Intercompany transaction		135		96
Book value		0		0
Woori G Senior Loan Private Placement Investment Trust No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 349,132
Ownership				21.70%
Ownership portion of net assets				₩ 75,590
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value		17,517		75,590		81,861				88,029
Synaptic Future Growth Private Equity Fund 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 32,343		₩ 29,748
Ownership		23.80%		23.80%
Ownership portion of net assets		₩ 7,685		₩ 7,069
Basis difference		0		0
Impairment		0		0
Intercompany transaction		0		0
Book value		7,685		7,069
Woori-Q Corporate Restructuring Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 99,953		₩ 62,809		₩ 75,555
Ownership		34.60%		32.40%		35.60%
Ownership portion of net assets		₩ 34,619		₩ 20,283		₩ 27,536
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		(612)		0		0
Book value		34,007		20,283		27,536				46,155
Woori-Shinyoung Growth-Cap Private Equity Fund I
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 84,356		₩ 95,743		₩ 123,512
Ownership		35.00%		35.00%		35.00%
Ownership portion of net assets		₩ 29,499		₩ 33,481		₩ 43,274
Basis difference		0		0		0
Impairment		0		0		0
Intercompany transaction		197		0		0
Book value		29,696		33,481		₩ 43,274				₩ 28,713
NH Woori Newdeal Growth Alpha Private Equity Fund 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 163,812		₩ 98,627
Ownership		32.90%		32.70%
Ownership portion of net assets		₩ 53,948		₩ 32,987
Basis difference		0		0
Impairment		0		0
Intercompany transaction		1,591		0
Book value		₩ 55,539		32,987
Woori 25-09 Corporate Bond (AA- or higher) Active ETF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 101,701
Ownership		0.00%		29.30%
Ownership portion of net assets				₩ 29,821
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				29,821
Woori Short Term Government and Special Bank Bond Active ETF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset				₩ 58,973
Ownership		0.00%		20.80%
Ownership portion of net assets				₩ 12,286
Basis difference				0
Impairment				0
Intercompany transaction				0
Book value				₩ 12,286

[1]	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.